Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Statements of Operations [Abstract]
Revenue	$ 7,099,514	$ 5,806,848
Revenue - Related Party	211,239
Total Revenue	7,310,753	5,806,848
Cost of Revenues	4,061,644	2,830,008
Gross Profit	3,249,109	2,976,840
Operating Expenses
Selling and administrative expenses (includes stock compensation of $639,328 and $0 in 2013 and 2012, respectively)	7,016,533	3,853,820
Research and development		64,386
Asset impairment	946,931
Depreciation and amortization	83,900	50,765
Total Operating Expenses	8,047,364	3,968,971
Operating Loss	(4,798,255)	(992,131)
Other Income (Expense)
Other income	67	10
Interest expense	(927,047)	(465,349)
Gain on extinguishment of debt for put premium	33,364
Gain from change in fair value of warrant liability	365,255
Loss on extinguishment of debt	(146,624)
Total Other Income (Expense), net	(674,985)	(465,339)
Net Loss	(5,473,240)	(1,457,470)
Cumulative series A preferred stock dividend	(60,000)
Deemed dividend for beneficial conversion feature of series A preferred stock	(2,634,185)
Net Loss available to common stockholders	$ (8,167,425)	$ (1,457,470)
Net Loss Per Share
basic and diluted	$ (0.17)	$ (0.04)
Weighted Average Number of Shares Outstanding
basic and diluted	48,385,115	32,730,809